Share-Based Compensation Plans - Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
$27-$36
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 27
Exercise price range, upper range limit (in dollars per share)	36
$37-$48
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	37
Exercise price range, upper range limit (in dollars per share)	48
$49-$58
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	49
Exercise price range, upper range limit (in dollars per share)	58
$59-$93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	59
Exercise price range, upper range limit (in dollars per share)	$ 93
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	1,127
Options outstanding, weighted-average remaining contractual life	4 years 10 months 24 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 66
Options exercisable, shares (in shares) | shares	756
Options exercisable, weighted-average exercise price (in dollars per share)	$ 62
Stock option | $27-$36
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	32
Options outstanding, weighted-average remaining contractual life	2 years 1 month 6 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 31
Options exercisable, shares (in shares) | shares	32
Options exercisable, weighted-average exercise price (in dollars per share)	$ 31
Stock option | $37-$48
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	70
Options outstanding, weighted-average remaining contractual life	3 years 10 months 24 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 45
Options exercisable, shares (in shares) | shares	70
Options exercisable, weighted-average exercise price (in dollars per share)	$ 45
Stock option | $49-$58
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	306
Options outstanding, weighted-average remaining contractual life	3 years 6 months
Options outstanding, weighted-average exercise price (in dollars per share)	$ 54
Options exercisable, shares (in shares) | shares	270
Options exercisable, weighted-average exercise price (in dollars per share)	$ 54
Stock option | $59-$93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	719
Options outstanding, weighted-average remaining contractual life	5 years 8 months 12 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 75
Options exercisable, shares (in shares) | shares	384
Options exercisable, weighted-average exercise price (in dollars per share)	$ 74